Balance Sheets Annual - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and equivalents	$ 233,720	$ 89,804	$ 121,118	$ 133,069	$ 195,900
Inventories	43,399	48,993
Other current assets				1,545
Total current assets	277,119	138,797		134,614
Total assets:	277,119	138,797		134,614
Current liabilities:
Accounts payable	1,450	1,335		100
Sales tax payable	1,511	1,495
Total current liabilities	2,961	2,830		100
Total liabilities	2,961	2,830		100
Stockholders’ equity (deficit):
Preferred stock, $0.001 par value, 50,000,000 shares authorized
Common stock, $0.001 par value, 500,000,000 shares authorized; 170,442,300 and 170,003,000 shares issued and outstanding, respectively	171,131	170,442		170,003
Additional paid-in capital	484,104	312,543		247,088
Accumulated deficit	(381,077)	(347,018)		(282,577)
Total stockholders’ equity (deficit)	274,158	135,967		134,514	$ 195,800
Total liabilities and stockholders’ equity (deficit)	$ 277,119	$ 138,797		$ 134,614